Schedule of Related Party Investments in Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Net losses recognized during the period on equity securities	$ (7,421)	$ (1,747)
Less: Net realized losses on equity securities sold or transferred	7,219
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$ (202)	$ (1,747)